Share Capital, Premium and Other Reserves (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Summary of Shares Authorized, Fully Paid and Allocated

SHARES AUTHORIZED, FULLY PAID AND ALLOCATED	A ORDINARY SHARES	A ORDINARY SHARES	COMMON SHARES	COMMON SHARES
	FOR THE YEAR ENDED DECEMBER 31, 2021	FOR THE SIX MONTHS ENDED JUNE 30, 2022	FOR THE YEAR ENDED DECEMBER 31, 2021	FOR THE SIX MONTHS ENDED JUNE 30, 2022
In issue at start of period	373,697	207,562,080	—	45,241,766
February Subdivision (220:1)	81,839,643	—	—	—
Issued for cash	104,200	2,159,353	—	255,535
Issued in other transactions	—	—	5,307,607	—
Conversion of A Ordinary Shares to Common Shares	—	(37,090,189)	—	37,090,189
Merger Subdivision at the LMDX Conversion Factor (1.60806264:1)	78,446,580	—	4,796,852	—
Shares issued upon conversion of financial instruments	46,797,960	—	35,137,307	—

In issue at end of period - fully paid and allocated	207,562,080	172,631,244	45,241,766	82,587,490